Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

Note 18 – Segment reporting

The Company operates in two segments: the cultivation, production, and sale of cannabis via retail and wholesale channels (“Cannabis Operations”); and providing professional services including cultivation, processing and retail know-how and back office administration, intellectual property licensing, real estate leasing services and lending facilities to medical and adult-use cannabis licensees under management service agreements (“Non-Cannabis Operations”).

	Cannabis	Non-Cannabis	Total
For the year ended December 31, 2021:
Revenues	$1,207,344	$2,317	$1,209,661
Gross profit	685,272	2,317	687,589
Income (loss) from operations	258,896	(83,262)	175,634
Net income (loss)	$13,919	$(123,049)	$(109,130)

	Cannabis	Non-Cannabis	Total
For the year ended December 31, 2020 (As Restated):
Revenues	$586,219	$40,418	$626,637
Gross profit	350,095	40,418	390,513
Income (loss) from operations	130,949	(58,512)	72,437
Net income (loss)	$28,146	$(84,900)	$(56,754)

	Cannabis	Non-Cannabis	Held for sale	Total
As of December 31, 2021:
Total assets	$3,008,325	$173,570	$80,583	$3,262,478
Total liabilities	$866,276	$569,240	$18,472	$1,453,988

	Cannabis	Non-Cannabis	Held for sale	Total
As of December 31, 2020 (As Restated):
Total assets	$2,093,338	$213,663	$58,504	$2,365,505
Total liabilities	$647,136	$330,400	$7,181	$984,717